   As filed with the Securities and Exchange Commission on December 19, 2008

                                                  File Nos. 333-62695; 811-5343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 28                            [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 241                                            [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to this Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on [date] pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED DECEMBER 19, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. Portfolios Not Available to New Contracts

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

       Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund - Class 2 Shares; and

       Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund - Class 2 Shares.

In addition, neither Portfolio is available as part of the Investment Strategy for any contract issued with a Living Benefit Rider (including Lifetime Income Plus 2008 and Lifetime Income Plus Solution) on or after January 5, 2009. Specifically, neither Portfolio will be available as a Designated Subaccount or as part of the Build Your Own Asset Allocation Model for any contract issued with a Living Benefit Rider on or after January 5, 2009.

The prospectus is revised accordingly.

B. Charges for Lifetime Income Plus Solution

For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for Lifetime Income Plus Solution, calculated and deducted as described below:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract      0.85% of benefit base
-------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 45-70
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.15% of value of Principal Protection Death Benefit
-------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 71-85
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.40% of value of Principal Protection Death Benefit
-------------------------------------------------------------------------------------------------



19773 SUPPE 12/19/08

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for Lifetime Income Plus Solution, calculated and deducted as described below:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract       0.95% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 45-70
  Single or Joint Annuitant Contract     0.95% of benefit base plus
                                         0.20% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 71-85
  Single or Joint Annuitant Contract       0.95% of benefit base plus
                                           0.50% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------



You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

The prospectus is revised accordingly.

C. Examples for Lifetime Income Plus Solution

The following examples for Lifetime Income Plus Solution are for contracts issued with Lifetime Income Plus Solution on or after January 5, 2009.

       Examples

       The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional premium payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $105,000        $     0       $101,873      $100,000    $105,000    $111,300      $111,300     $105,000
    56            101,873              0         98,747       100,000     105,000     117,978       117,978      105,000
    57             98,747              0         95,618       100,000     105,000     125,057       125,057      105,000
    58             95,618              0         92,483       100,000     105,000     132,560       132,560      105,000
    59             92,483              0         89,337       100,000     105,000     140,514       140,514      105,000
    60             89,337              0         86,176       100,000     105,000     148,945       148,945      105,000
    61             86,176              0         82,995       100,000     105,000     157,881       157,881      105,000
    62             82,995              0         79,791       100,000     105,000     167,354       167,354      105,000
    63             79,791              0         76,559       100,000     105,000     177,395       177,395      105,000
    64             76,559              0         73,293       100,000     105,000     188,039       188,039      105,000
    65             73,293         11,000         58,986       200,000     105,000     199,321       200,000       88,497
    66             58,986         11,000         44,921       200,000     105,000     199,321       200,000       71,089
    67             44,921         11,000         31,137       200,000     105,000     199,321       200,000       52,531
    68             31,137         11,000         17,628       200,000     105,000     199,321       200,000       32,346
    69             17,628         11,000          4,390       200,000     105,000     199,321       200,000        9,227
    70              4,390         11,000              0       200,000     105,000     199,321       200,000            0
    71                  0         11,000              0       200,000     105,000     199,321       200,000            0
    72                  0         11,000              0       200,000     105,000     199,321       200,000            0
    73                  0         11,000              0       200,000     105,000     199,321       200,000            0
    74                  0         11,000              0       200,000     105,000     199,321       200,000            0
    75                  0         11,000              0       200,000     105,000     199,321       200,000            0
    76                  0         11,000              0       200,000     105,000     199,321       200,000            0
    77                  0         11,000              0       200,000     105,000     199,321       200,000            0
    78                  0         11,000              0       200,000     105,000     199,321       200,000            0
    79                  0         11,000              0       200,000     105,000     199,321       200,000            0
    80                  0         11,000              0       200,000     105,000     199,321       200,000            0
    81                  0         11,000              0       200,000     105,000     199,321       200,000            0
    82                  0         11,000              0       200,000     105,000     199,321       200,000            0
    83                  0         11,000              0       200,000     105,000     199,321       200,000            0
    84                  0         11,000              0       200,000     105,000     199,321       200,000            0
    85                  0         11,000              0       200,000     105,000     199,321       200,000            0
    86                  0         11,000              0       200,000     105,000     199,321       200,000            0
    87                  0         11,000              0       200,000     105,000     199,321       200,000            0
    88                  0         11,000              0       200,000     105,000     199,321       200,000            0
    89                  0         11,000              0       200,000     105,000     199,321       200,000            0
    90                  0         11,000              0       200,000     105,000     199,321       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional premium payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $105,000        $     0       $101,665      $100,000    $105,000    $111,300      $111,300     $105,000
    56            101,665              0         98,334       100,000     105,000     117,978       117,978      105,000
    57             98,334              0         95,005       100,000     105,000     125,057       125,057      105,000
    58             95,005              0         91,674       100,000     105,000     132,560       132,560      105,000
    59             91,674              0         88,335       100,000     105,000     140,514       140,514      105,000
    60             88,335              0         84,986       100,000     105,000     148,945       148,945      105,000
    61             84,986              0         81,621       100,000     105,000     157,881       157,881      105,000
    62             81,621              0         78,236       100,000     105,000     167,354       167,354      105,000
    63             78,236              0         74,826       100,000     105,000     177,395       177,395      105,000
    64             74,826              0         71,386       100,000     105,000     188,039       188,039      105,000
    65             71,386         11,000         56,909       200,000     105,000     199,321       200,000       94,000
    66             56,909         11,000         42,699       200,000     105,000     199,321       200,000       83,000
    67             42,699         11,000         28,795       200,000     105,000     199,321       200,000       72,000
    68             28,795         11,000         15,190       200,000     105,000     199,321       200,000       61,000
    69             15,190         11,000          1,880       200,000     105,000     199,321       200,000       50,000
    70              1,880         11,000              0       200,000     105,000     199,321       200,000       39,000
    71                  0         11,000              0       200,000     105,000     199,321       200,000       28,000
    72                  0         11,000              0       200,000     105,000     199,321       200,000       17,000
    73                  0         11,000              0       200,000     105,000     199,321       200,000        6,000
    74                  0         11,000              0       200,000     105,000     199,321       200,000            0
    75                  0         11,000              0       200,000     105,000     199,321       200,000            0
    76                  0         11,000              0       200,000     105,000     199,321       200,000            0
    77                  0         11,000              0       200,000     105,000     199,321       200,000            0
    78                  0         11,000              0       200,000     105,000     199,321       200,000            0
    79                  0         11,000              0       200,000     105,000     199,321       200,000            0
    80                  0         11,000              0       200,000     105,000     199,321       200,000            0
    81                  0         11,000              0       200,000     105,000     199,321       200,000            0
    82                  0         11,000              0       200,000     105,000     199,321       200,000            0
    83                  0         11,000              0       200,000     105,000     199,321       200,000            0
    84                  0         11,000              0       200,000     105,000     199,321       200,000            0
    85                  0         11,000              0       200,000     105,000     199,321       200,000            0
    86                  0         11,000              0       200,000     105,000     199,321       200,000            0
    87                  0         11,000              0       200,000     105,000     199,321       200,000            0
    88                  0         11,000              0       200,000     105,000     199,321       200,000            0
    89                  0         11,000              0       200,000     105,000     199,321       200,000            0
    90                  0         11,000              0       200,000     105,000     199,321       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional premium payments;

          (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

          (5) at age 70, the owner takes an excess withdrawal of $10,000;

          (6) the contract earns a net return of 8% before rider charges are deducted; and

          (7) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $105,000        $     0       $112,335      $100,000    $105,000    $111,300      $111,300     $112,335
    53            112,335              0        120,183       100,000     112,335     119,075       119,075      120,183
    54            120,183              0        128,579       100,000     120,183     127,394       127,394      128,579
    55            128,579              0        137,561       100,000     128,579     136,293       136,293      137,561
    56            137,561              0        147,171       100,000     137,561     145,815       145,815      147,171
    57            147,171              0        157,452       100,000     147,171     156,001       156,001      157,452
    58            157,452              0        168,452       100,000     157,452     166,899       166,899      168,452
    59            168,452              0        180,219       100,000     168,452     178,559       178,559      180,219
    60            180,219              0        192,809       100,000     180,219     191,033       191,033      192,809
    61            192,809              0        206,279       100,000     192,809     204,378       204,378      206,279
    62            206,279              0        220,689       100,000     206,279     218,656       218,656      220,689
    63            220,689              0        236,107       100,000     220,689     233,931       233,931      236,107
    64            236,107              0        252,601       100,000     236,107     250,273       250,273      252,601
    65            252,601         14,727        255,521       200,000     252,601     267,757       267,757      255,521
    66            255,521         14,727        258,617       200,000     255,521     267,757       267,757      258,617
    67            258,617         14,727        261,961       200,000     258,617     267,757       267,757      261,961
    68            261,961         14,727        265,572       200,000     261,961     267,757       267,757      265,572
    69            265,572         14,727        269,473       200,000     265,572     267,757       267,757      269,473
    70            269,473         24,821        263,574       200,000     269,473     267,757       269,473      263,574
    71            263,574         14,279        267,841       192,689     259,622     257,969       259,622      267,841
    72            267,841         14,731        274,537       192,689     267,841     257,969       267,841      274,537
    73            274,537         15,100        281,401       192,689     274,537     257,969       274,537      281,401
    74            281,401         15,477        288,436       192,689     281,401     257,969       281,401      288,436
    75            288,436         15,864        295,647       192,689     288,436     257,969       288,436      295,647
    76            295,647         16,261        303,038       192,689     295,647     257,969       295,647      303,038
    77            303,038         16,667        310,614       192,689     303,038     257,969       303,038      310,614
    78            310,614         17,084        318,379       192,689     310,614     257,969       310,614      318,379
    79            318,379         17,511        326,339       192,689     318,379     257,969       318,379      326,339
    80            326,339         17,949        334,497       192,689     326,339     257,969       326,339      334,497
    81            334,497         18,397        342,859       192,689     334,497     257,969       334,497      342,859
    82            342,859         18,857        351,431       192,689     342,859     257,969       342,859      351,431
    83            351,431         19,329        360,217       192,689     351,431     257,969       351,431      360,217
    84            360,217         19,812        369,222       192,689     360,217     257,969       360,217      369,222
    85            369,222         20,307        378,453       192,689     369,222     257,969       369,222      378,453
    86            378,453         20,815        387,914       192,689     378,453     257,969       378,453      387,914
    87            387,914         21,335        397,612       192,689     387,914     257,969       387,914      397,612
    88            397,612         21,869        407,552       192,689     397,612     257,969       397,612      407,552
    89            407,552         22,415        417,741       192,689     407,552     257,969       407,552      417,741
    90            417,741         22,976        428,184       192,689     417,741     257,969       417,741      428,184
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional premium payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $105,000        $     0       $112,335      $100,000    $105,000    $111,300      $111,300     $112,335
    73            112,335              0        120,183       100,000     112,335     119,075       119,075      120,183
    74            120,183              0        128,579       100,000     120,183     127,394       127,394      128,579
    75            128,579              0        137,561       100,000     128,579     136,293       136,293      137,561
    76            137,561              0        147,171       100,000     137,561     145,815       145,815      147,171
    77            147,171              0        157,452       100,000     147,171     156,001       156,001      157,452
    78            157,452              0        168,452       100,000     157,452     166,899       166,899      168,452
    79            168,452              0        180,219       100,000     168,452     178,559       178,559      180,219
    80            180,219              0        192,809       100,000     180,219     191,033       191,033      192,809
    81            192,809              0        206,279       100,000     192,809     204,378       204,378      206,279
    82            206,279         15,306        205,383       200,000     206,279     218,656       218,656      205,383
    83            205,383         15,306        204,370       200,000     206,279     218,656       218,656      204,370
    84            204,370         15,306        203,275       200,000     206,279     218,656       218,656      203,275
    85            203,275         15,306        202,092       200,000     206,279     218,656       218,656      202,092
    86            202,092         15,306        200,815       200,000     206,279     218,656       218,656      200,815
    87            200,815         15,306        199,436       200,000     206,279     218,656       218,656      199,436
    88            199,436         15,306        197,947       200,000     206,279     218,656       218,656      197,947
    89            197,947         15,306        196,338       200,000     206,279     218,656       218,656      196,338
    90            196,338         15,306        194,600       200,000     206,279     218,656       218,656      194,600
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional premium payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $105,000        $     0       $111,795      $100,000    $105,000    $111,300      $111,300     $111,795
    73            111,795              0        119,064       100,000     111,795     118,502       118,502      119,064
    74            119,064              0        126,841       100,000     119,064     126,208       126,208      126,841
    75            126,841              0        135,162       100,000     126,841     134,452       134,452      135,162
    76            135,162              0        144,064       100,000     135,162     143,271       143,271      144,064
    77            144,064              0        153,587       100,000     144,064     152,707       152,707      153,587
    78            153,587              0        163,776       100,000     153,587     162,802       162,802      163,776
    79            163,776              0        174,677       100,000     163,776     173,603       173,603      174,677
    80            174,677              0        186,339       100,000     174,677     185,158       185,158      186,339
    81            186,339              0        198,816       100,000     186,339     197,520       197,520      198,816
    82            198,816         14,752        197,413       200,000     198,816     210,745       210,745      197,413
    83            197,413         14,752        195,928       200,000     198,816     210,745       210,745      195,928
    84            195,928         14,752        194,400       200,000     198,816     210,745       210,745      194,400
    85            194,400         14,752        192,826       200,000     198,816     210,745       210,745      192,826
    86            192,826         14,752        191,202       200,000     198,816     210,745       210,745      191,202
    87            191,202         14,752        189,524       200,000     198,816     210,745       210,745      189,524
    88            189,524         14,752        187,788       200,000     198,816     210,745       210,745      187,788
    89            187,788         14,752        185,988       200,000     198,816     210,745       210,745      185,988
    90            185,988         14,752        184,054       200,000     198,816     210,745       210,745      184,054
--------------------------------------------------------------------------------------------------------------------------

   Part A and Part B of Post-Effective Amendment No. 26 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 25, 2008, are incorporated by reference into this Post-Effective Amendment No. 28 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)       Resolution of Board of Directors of The Life Insurance Company of
              Virginia authorizing the establishment of the Separate Account.
              Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

 (1)(a)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of Life of Virginia Separate
              Account 4 to GE Life & Annuity Separate Account 4. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (1)(b)       Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of GE Life and Annuity
              Assurance Company to Genworth Life and Annuity Insurance Company.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-62695.

 (1)(b)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name GE Life & Annuity Separate
              Account 4 to Genworth Life & Annuity VA Separate Account 1.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-62695.

 (2)          Not Applicable.

 (3)(a)       Underwriting Agreement dated December 1, 2001 between GE Life and
              Annuity Assurance Company and Capital Brokerage Corporation.
              Previously filed on September 30, 2002 with Post-Effective Amendment
              No. 8 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

 (3)(b)       Dealer Sales Agreement dated December 1, 2001. Previously filed on
              September 30, 2002 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(a)       Form of contract.

 (4)(a)(i)    Contract Form P1152. Previously filed on December 18, 1998 with
              Pre-Effective Filing No. 1 to Form N-4 for GE Life & Annuity Separate
              Account 4, Registration No. 333-62695.

 (4)(b)       Endorsements to contract.

 (4)(b)(i)    IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
              Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

 (4)(b)(i)(a) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-62695.

 (4)(b)(ii)    Pension Endorsement. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (4)(b)(ii)(a) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
               2007 with Post-Effective Amendment No. 25 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 1, Registration No. 333-62695.

 (4)(b)(iii)   Section 403(b) Endorsement. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)    Optional Death Benefit Rider. Previously filed on March 12, 1999 with
               Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(v)     Optional Enhanced Death Benefit Rider. Previously filed on September
               2, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(vi)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(vii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
               February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(viii)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
               April 30, 2001 with Post-Effective Amendment No. 5 to Form N-4 for GE
               Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(ix)    Death Provisions Endorsement P5232 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life
               & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(x)     Annual Step-Up Death Benefit Rider P5233 1/03. Previously filed on
               February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xi)    Rollup Death Benefit Rider P5234 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life
               & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5235 1/03.
               Previously filed on February 18, 2003 with Post-Effective Amendment
               No. 8 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 333-63531.

 (4)(b)(xiii)  Earnings Protector Death Benefit Rider P5240 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xiv)   GE Life and Annuity Assurance Company Guarantee Account Rider.
               Previously filed on June 24, 2003 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 333-62695.

 (4)(b)(xv)    Guaranteed Income Rider. Previously filed on April 27, 2005 with
               Post-Effective Amendment No. 20 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(xvi)   Payment Protection with Commutation Immediate and Deferred Variable
               Annuity Rider. Previously filed on September 1, 2006 with
               Post-Effective Amendment No. 27 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(xviii) Guaranteed Withdrawal Benefit for Life Rider. Previously filed on
               September 1, 2006 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
               333-63531.

 (4)(b)(xix)   Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
               filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (4)(b)(xx) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 25 to
               Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-62695.

 (4)(b)(xxi) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-47732.

 (5)           Form of Application. Previously filed on April 7, 2006 with
               Post-Effective Amendment No. 20 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-62695.

 (6)(a)        Amended and Restated Articles of Incorporation of Genworth Life and
               Annuity Insurance Company. Previously filed on January 3, 2006 with
               Post-Effective Amendment No. 19 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-62695.

 (6)(b)        By-Laws of Genworth Life and Annuity Insurance Company. Previously
               filed on January 3, 2006 with Post-Effective Amendment No. 19 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (7)           Reinsurance Agreement. Previously filed on April 30, 2004 with Post
               Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate
               Account 4, Registration No. 333-62695.

 (8)(a)        Amended and Restated Fund Participation Agreement among Variable
               Insurance Products Funds, Fidelity Distributors Corporation and
               Genworth Life and Annuity Insurance Company. Previously filed on
               April 25, 2008 with Post-Effective Amendment No. 26 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (8)(a)(i)     First Amendment to Amended and Restated Fund Participation Agreement
               among Variable Insurance Products Funds, Fidelity Distributors
               Corporation and Genworth Life and Annuity Insurance Company.
               Previously filed on April 25, 2008 with Post-Effective Amendment
               No. 26 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-62695.

 (8)(b)        Agreement between Oppenheimer Variable Account Funds, Oppenheimer
               Management Corporation, and The Life Insurance Company of Virginia.
               Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 033-76334.

 (8)(b)(i)     Amendment to Agreement between Oppenheimer Variable Account Funds,
               Oppenheimer Management Corporation, and The Life Insurance Company of
               Virginia. Previously filed on May 1, 1998 with Post-Effective
               Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 033-76334.

 (8)(c)        Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-62695.

 (8)(d)        Fund Participation Agreement between Genworth Life and Annuity
               Insurance Company and Federated Insurance Series. Previously filed on
               April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (8)(e) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(e)(i) Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-96513.

 (8)(f)    Form of Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(f)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(g)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-62695.

 (8)(h)    Form of Participation Agreement between GE Investments Funds, Inc.
           and Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-31172.

 (8)(i)    Form of Participation Agreement between AIM Variable Insurance Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed on
           April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(j)    Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Dreyfus. Previously filed on April 23,
           2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-62695.

 (8)(k)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(m)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-62695.

 (8)(n)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-62695.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between AllianceBernstein Variable Products
           Series Fund, Inc. and GE Life and Annuity Assurance Company.
           Previously filed on April 27, 2005 with Post-Effective Amendment No.
           17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-62695.

 (8)(q)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 23 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

 (8)(r)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 13 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(s)    Participation Agreement between Merrill Lynch Variable Series Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed on
           April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(s)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 26 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(t) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 15, 2004 with Post-Effective Amendment No. 15 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(u)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 20 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-62695.

 (8)(v)    Participation Agreement between American Century Variable Portfolios
           II, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(w)    Participation Agreement between Eaton Vance Variable Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

 (8)(w)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(x) Fund Participation Agreement between Genworth Life and Annuity
        Insurance Company and The Universal Institutional Funds, Inc.
        Previously filed on April 23, 2007 with Post-Effective Amendment No.
        23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
        Registration No. 333-62695.

 (9) Opinion and Consent of Heather C. Harker, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 25, 2008 with Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 333-62695.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 25, 2008 with Post-Effective Amendment No. 26 to Form
        N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
        No. 333-62695.

(11)    Not Applicable.

(12)    Not Applicable.

(13)    Power of Attorney. Previously filed on April 25, 2008 with
        Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 333-62695.

(14)    Power of Attorney for Kelly L. Groh. Previously filed on August 26,
        2008 with Post-Effective Amendment No. 27 to Form N-4 for Genworth
        Life & Annuity VA Separate Account 1, Registration No. 333-62695.


Item 25.  Directors and Officers of the Depositor


Pamela S. Schutz          Chairperson of the Board, President and Chief Executive
                          Officer
Paul A. Haley             Director, Senior Vice President and Chief Actuary
William C. Goings, II(4)  Director and Senior Vice President
Leon E. Roday(2)          Director and Senior Vice President
Geoffrey S. Stiff         Director and Senior Vice President
Brian J. Mason            Senior Vice President and Chief Compliance Officer
Thomas E. Duffy           Senior Vice President, General Counsel and Secretary
Kelly L. Groh             Senior Vice President and Chief Financial Officer
Mark W. Griffin(3)        Senior Vice President and Chief Investment Officer
Christopher J. Grady      Senior Vice President
James H. Reinhart         Senior Vice President
Patrick B. Kelleher       Senior Vice President
Thomas M. Stinson         Senior Vice President
Heather C. Harker         Vice President and Associate General Counsel
Jac J. Amerell            Vice President and Controller
Gary T. Prizzia(1)        Treasurer
Matthew P. Sharpe         Vice President


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (3) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

   (4) The principal business address is Genworth Financial, Inc., 700 Main Street, Lynchburg, Virginia 24504.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

 LOGO

Item 27.  Number of Contract Owners


   There were 11,275 owners of Qualified Contracts and 13,950 owners of Non-Qualified Contracts as of December 11, 2008.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.

   (b)


         Name                   Address             Positions and Offices with Underwriter
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Geoffrey S. Stiff...... 6610 W. Broad St.         Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 2320
Patrick B. Kelleher.... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230

         Name                 Address         Positions and Offices with Underwriter
         ----                  -------        --------------------------------------
Gary T. Prizzia........ 6620 W. Broad Street    Treasurer
                        Richmond, VA 23230
Gabor Molnar........... 6610 W. Broad St.       Financial & Operations Principal
                        Richmond, VA 23230

                                     (2)
            (1)                Net Underwriting      (3)           (4)
          Name of               Discounts and   Compensation    Brokerage       (5)
    Principal Underwriter        Commissions    on Redemption  Commissions  Compensation
    ---------------------      ---------------- -------------  -----------  ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     10%     $140.1 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 19th day of December, 2008.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                   (Registrant)

                                   By:          /s/  MATTHEW P. SHARPE
                                        -------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:          /s/  MATTHEW P. SHARPE
                                        -------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


            Name                          Title                    Date
             ----                         -----                     ----

   /s/  PAMELA S. SCHUTZ*     Chairperson of the Board,      December 19, 2008
 ----------------------------   President and Chief
      Pamela S. Schutz          Executive Officer

 /s/  WILLIAM C. GOINGS, II*  Director and Senior Vice       December 19, 2008
 ----------------------------   President
    William C. Goings, II

     /s/  PAUL A. HALEY*      Director, Senior Vice          December 19, 2008
 ----------------------------   President and Chief Actuary
        Paul A. Haley

     /S/  LEON E. RODAY*      Director and Senior Vice       December 19, 2008
 ----------------------------   President
        Leon E. Roday

   /S/  GEOFFREY S. STIFF*    Director and Senior Vice       December 19, 2008
 ----------------------------   President
      Geoffrey S. Stiff

     /S/  KELLY L. GROH*      Senior Vice President and      December 19, 2008
 ----------------------------   Chief Financial Officer
        Kelly L. Groh

    /S/  JAC J. AMERELL*      Vice President and Controller  December 19, 2008
 ----------------------------
       Jac J. Amerell



*By:    /S/  MATTHEW P.    , pursuant to Power of Attorney        December 19, 2008
            SHARPE           executed on March 31, 2008 and on
      -------------------    August 15, 2008.
       Matthew P. Sharpe